Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash And Deposits [Line Items]
Current annual interest rate earned on deposits		3.62%
Cash	$ 244,022	$ 53,686
Interest-bearing deposits	620,492	2,419,963
Cash	$ 864,514	$ 2,473,649	$ 3,447,665	$ 10,434,196
Minimum
Cash And Deposits [Line Items]
Current annual interest rate earned on deposits	2.10%
Maximum
Cash And Deposits [Line Items]
Current annual interest rate earned on deposits	3.50%